Exhibit 99.1

CoreVest American Finance 2018-2 Trust Mortgage Pass-Through Certificates Mortgage Loan and Sample Property Agreed-Upon Procedures
Report To: CF CoreVest Purchaser LLC CoreVest American Finance Depositor LLC Goldman Sachs & Co. LLC Morgan Stanley & Co. LLC Wells Fargo Securities, LLC 28 November 2018

Report of Independent Accountants on Applying Agreed-Upon Procedures

CF CoreVest Purchaser LLC c/o Fortress Investment Group 1345 Avenue of the Americas, 46th Floor New York, New York 10105	Goldman Sachs & Co. LLC 200 West Street New York, New York 10282
CoreVest American Finance Depositor LLC 575 Fifth Avenue, 14th Floor New York, New York 10019	Wells Fargo Securities, LLC 375 Park Avenue New York, NY 10152
Morgan Stanley & Co. LLC 1585 Broadway, 4th Floor New York, New York 10036

Re:      CoreVest American Finance 2018-2 Trust (the “Issuing Entity”)
Mortgage Pass-Through Certificates (the “Certificates”)
Mortgage Loan and Sample Property Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist CoreVest American Finance Depositor LLC (the “Depositor”) with respect to the Mortgage Loans and certain Mortgaged Properties (both as defined in Attachment A) relating to the Issuing Entity’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, CF CoreVest Purchaser LLC (“CoreVest”), on behalf of the Depositor, provided us with:
a.	Certain electronic data files containing information relating to the Mortgage Loans (the “Mortgage Loan Data Files”),
b.	Certain electronic data files containing information relating to the Mortgaged Properties (the “Property Data Files,” together with the Mortgage Loan Data Files, the “Data Files”),
c.	Electronic copies of the loan files for the Mortgage Loans and certain Mortgaged Properties which contain copies of:
i.	Various source documents relating to the Mortgage Loans (the “Mortgage Loan Source Documents”) and
ii.
Appraisal or desktop review reports (collectively, the “Appraisals”) and/or broker price opinions (the “BPOs,” together with the Appraisals, the “Property Source Documents”) relating to certain Mortgaged Properties,

d.
An electronic data file labeled “MSA List by Zip Code (2018-2).xlsx” (the “MSA Support File,” together with the Property Source Documents, the “Property Sources”) which contains metropolitan statistical area information for certain zip codes,

e.
A schedule (the “Property Sampling Schedule”), certain information from which is shown on Exhibit 2 to Attachment A, that CoreVest, on behalf of the Depositor, indicated contains a list of loan identification numbers (each, a “Loan ID”) corresponding to certain fixed-rate mortgage loans,

f.
A list of characteristics on the Property Data Files (the “Property Sample Characteristics”), which are described in Attachment A, that CoreVest, on behalf of the Depositor, instructed us to compare to information contained in the Property Sources,

g.
A list of characteristics on the Mortgage Loan Data Files (the “Compared Mortgage Loan Characteristics”), which are listed on Exhibit 9 to Attachment A, that CoreVest, on behalf of the Depositor, instructed us to compare to information contained in the Mortgage Loan Source Documents,

h.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that CoreVest, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,

i.
A list of characteristics on the Mortgage Loan Data Files (the “Provided Mortgage Loan Characteristics”), which are listed on Exhibit 10 to Attachment A, on which CoreVest, on behalf of the Depositor, instructed us to perform no procedures,

j.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
k.   Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Data Files, Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Property Sample Characteristics, Compared Mortgage Loan Characteristics, Recalculated Characteristics, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular or any other information provided to us by CoreVest, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans and Mortgaged Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by CoreVest, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans or Mortgaged Properties would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

28 November 2018

Attachment A Page 1 of 16

Background

For the purpose of the procedures described in this report, CoreVest, on behalf of the Depositor, indicated that:
a.	The primary assets of the Issuing Entity will be 122 fixed-rate mortgage loans (the “Mortgage Pool”),
b.	The Mortgage Pool is comprised of:
i.	104 mortgage loans, each of which has the “Closed Y/N” characteristic as “Y” on the Data Files (the “Mortgage Loans”) and
ii.
17 mortgage loans, each of which has the “Closed Y/N” characteristic as “N” on the Data Files (the “Delayed Close Mortgage Loans”), that CoreVest, on behalf of the Depositor, indicated were unfunded as of 21 November 2018 and

c.	The mortgage loans comprising the Mortgage Pool are secured by first liens on 2,468 mortgaged properties (the “Mortgaged Properties”) which consist of:
i.	1,641 single-family residential properties,
ii.	298 2-4 unit residential properties,
iii.	352 townhomes,
iv.	135 condominiums,
v.	2 mixed use properties and
vi.	40 multifamily properties.

For the purpose of the procedures described in this report, CoreVest, on behalf of the Depositor, instructed us to perform no procedures on the Delayed Close Mortgage Loans.

For the avoidance of doubt, we performed procedures only on the Mortgage Loans and we performed no procedures on the Delayed Close Mortgage Loans.

Procedures performed and our associated findings

1.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2018-2 v115 - SENT TO EY.XLSB” and the corresponding record layout and decode information (“Preliminary Property Data File 1”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 2,176 mortgaged properties (the “Preliminary Properties 1”) that secure 103 mortgage loans (the “Preliminary Mortgage Loans 1”).

As instructed by CoreVest, on behalf of the Depositor, we selected a sample of Preliminary Properties 1 from Preliminary Property Data File 1 using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph of this Item 1.

Attachment A Page 2 of 16

1.  (continued)

For each of the 78 Preliminary Mortgage Loans 1 listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:
a.	Multiply 25% by the number of Preliminary Properties 1 which:
i.	Secure such Preliminary Mortgage Loan 1 and
ii.	Have “Y” for the “parent” characteristic, as shown on Preliminary Property Data File 1,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 1 from Preliminary Property Data File 1 equal to the number computed in b. above from the population of Preliminary Properties 1 which:
i.	Secure such Preliminary Mortgage Loan 1 and
ii.	Have “Y” for the “parent” characteristic, as shown on Preliminary Property Data File 1.

The application of the sample selection methodology described in the preceding paragraph of this Item 1. resulted in the selection of 517 Preliminary Properties 1 from Preliminary Property Data File 1 (the “Sample Properties 1”).  The Sample Properties 1 are shown on Exhibit 1 to Attachment A.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties 1 from Preliminary Property Data File 1, or the basis of the inclusion of the 78 Preliminary Mortgage Loans 1 on the Property Sampling Schedule.  We performed no procedures relating to the Preliminary Mortgage Loans 1 that were not included on Property Sampling Schedule.

For the purpose of the procedures described in this report, the 517 Sample Properties 1 are referred to as Sample Property Numbers 1 through 517.

2.
For each Sample Property 1, we compared the characteristics listed on Exhibit 3 to Attachment A (the “Base Property Sample Characteristics”), as shown on Preliminary Property Data File 1, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, qualifications, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A.  The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item 2., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Sample Properties 1” and “Preliminary Property Data File 1,” respectively.

Attachment A Page 3 of 16

3.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2018-2 v171 - SENT TO EY.XLSB” and the corresponding record layout and decode information (“Preliminary Property Data File 2”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 2,279 mortgaged properties (the “Preliminary Properties 2”) that secure 113 mortgage loans (the “Preliminary Mortgage Loans 2”).

As instructed by CoreVest, on behalf of the Depositor, we selected a sample of Preliminary Properties 2 from Preliminary Property Data File 2 using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph of this Item 3.

For each of the 20 Preliminary Mortgage Loans 2 listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:
a.	Multiply 25% by the number of Preliminary Properties 2 which:
i.	Secure such Preliminary Mortgage Loan 2 and
ii.	Have “Y” for the “parent” characteristic, as shown on Preliminary Property Data File 2,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 2 from Preliminary Property Data File 2 equal to the number computed in b. above from the population of Preliminary Properties 2 which:
i.	Secure such Preliminary Mortgage Loan 2 and
ii.	Have “Y” for the “parent” characteristic, as shown on Preliminary Property Data File 2.

The application of the sample selection methodology described in the preceding paragraph of this Item 3. resulted in the selection of 147 Preliminary Properties 2 from Preliminary Property Data File 2 (the “Sample Properties 2”).  The Sample Properties 2 are shown on Exhibit 1 to Attachment A.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties 2 from Preliminary Property Data File 2, or the basis for the inclusion of the 20 Preliminary Mortgage Loans 2 on the Property Sampling Schedule.  We performed no procedures relating to the Preliminary Mortgage Loans 2 that were not included on the Property Sampling Schedule.

For the purpose of the procedures described in this report, the 147 Sample Properties 2 are referred to as Sample Property Numbers 518 through 664.

Attachment A Page 4 of 16

4.
For each Sample Property 2, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 2, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, qualifications, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A.  The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 5 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item 4., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Sample Properties 2” and “Preliminary Property Data File 2,” respectively.

5.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2018-2 v188- SENT TO EY.XLSB” and the corresponding record layout and decode information (“Preliminary Property Data File 3”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 2,084 mortgaged properties (the “Preliminary Properties 3”) that secure 106 mortgage loans (the “Preliminary Mortgage Loans 3”).

As instructed by CoreVest, on behalf of the Depositor, we selected a sample of Preliminary Properties 3 from Preliminary Property Data File 3 using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph of this Item 5.

For each of the nine (9) Preliminary Mortgage Loans 3 listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:
a.	Multiply 25% by the number of Preliminary Properties 3 which:
i.	Secure such Preliminary Mortgage Loan 3 and
ii.	Have “Y” for the “parent” characteristic, as shown on Preliminary Property Data File 3,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 3 from Preliminary Property Data File 3 equal to the number computed in b. above from the population of Preliminary Properties 3 which:
i.	Secure such Preliminary Mortgage Loan 3 and
ii.	Have “Y” for the “parent” characteristic, as shown on Preliminary Property Data File 3.

Attachment A Page 5 of 16

5.  (continued)

The application of the sample selection methodology described in the preceding paragraph of this Item 5. resulted in the selection of 64 Preliminary Properties 3 from Preliminary Property Data File 3 (the “Sample Properties 3”).  The Sample Properties 3 are shown on Exhibit 1 to Attachment A.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties 3 from Preliminary Property Data File 3, or the basis of the inclusion of the 9 (nine) Preliminary Mortgage Loans 3 on the Property Sampling Schedule.  We performed no procedures relating to the Preliminary Mortgage Loans 3 that were not included on Property Sampling Schedule.

For the purpose of the procedures described in this report, the 64 Sample Properties 3 are referred to as Sample Property Numbers 665 through 728.

6.
For each Sample Property 3, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 3, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, qualifications, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A.  The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 6 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item 6., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Sample Properties 3” and “Preliminary Property Data File 3,” respectively.

7.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2018-2 v190 - SENT TO EY v2.XLSB” and the corresponding record layout and decode information (“Preliminary Property Data File 4”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 2,148 mortgaged properties (the “Preliminary Properties 4”) that secure 107 mortgage loans (the “Preliminary Mortgage Loans 4”).

As instructed by CoreVest, on behalf of the Depositor, we selected a sample of Preliminary Properties 4 from Preliminary Property Data File 4 using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph of this Item 7.

Attachment A Page 6 of 16

7.  (continued)

For the one (1) Preliminary Mortgage Loan 4 listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:
a.	Multiply 25% by the number of Preliminary Properties 4 which:
i.	Secure such Preliminary Mortgage Loan 4 and
ii.	Have “Y” for the “parent” characteristic, as shown on Preliminary Property Data File 4,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 4 from Preliminary Property Data File 4 equal to the number computed in b. above from the population of Preliminary Properties 4 which:
i.	Secure such Preliminary Mortgage Loan 4 and
ii.	Have “Y” for the “parent” characteristic, as shown on Preliminary Property Data File 4.

The application of the sample selection methodology described in the preceding paragraph of this Item 7. resulted in the selection of 20 Preliminary Properties 4 from Preliminary Property Data File 4 (the “Sample Properties 4”).  The Sample Properties 4 are shown on Exhibit 1 to Attachment A.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties 4 from Preliminary Property Data File 4, or the basis for the inclusion of the one (1) Preliminary Mortgage Loan 4 on the Property Sampling Schedule.  We performed no procedures relating to the Preliminary Mortgage Loans 4 that were not included on the Property Sampling Schedule.

For the purpose of the procedures described in this report, the 20 Sample Properties 4 are referred to as Sample Property Numbers 729 through 748.

8.
For each Sample Property 4, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 4, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, qualifications, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A.  The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 7 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item 8., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Sample Properties 4” and “Preliminary Property Data File 4,” respectively.

Attachment A Page 7 of 16

9.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2018-2 v212 - SENT TO EY.XLSB” and the corresponding record layout and decode information (“Preliminary Property Data File 5,” together with Preliminary Property Data File 1, Preliminary Property Data File 2, Preliminary Property Data File 3 and Preliminary Property Data File 4, the “Preliminary Property Data Files”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 2,555 mortgaged properties (the “Preliminary Properties 5”) that secure 122 mortgage loans (the “Preliminary Mortgage Loans 5”).

As instructed by CoreVest, on behalf of the Depositor, we selected a sample of Preliminary Properties 5 from Preliminary Property Data File 5 using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph of this Item 9.

For the one (1) Preliminary Mortgage Loan 5 listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:
a.	Multiply 25% by the number of Preliminary Properties 5 which:
i.	Secure such Preliminary Mortgage Loan 5 and
ii.	Have “Y” for the “parent” characteristic, as shown on Preliminary Property Data File 5,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 5 from Preliminary Property Data File 5 equal to the number computed in b. above from the population of Preliminary Properties 5 which:
i.	Secure such Preliminary Mortgage Loan 5 and
ii.	Have “Y” for the “parent” characteristic, as shown on Preliminary Property Data File 5.

The application of the sample selection methodology described in the preceding paragraph of this Item 9. resulted in the selection of six (6) Preliminary Properties 5 from Preliminary Property Data File 5 (the “Sample Properties 5,” together with the Sample Properties 1, Sample Properties 2, Sample Properties 3 and Sample Properties 4, the “Sample Properties”).  The Sample Properties 5 are shown on Exhibit 1 to Attachment A.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties 5 from Preliminary Property Data File 5, or the basis for the inclusion of the one (1) Preliminary Mortgage Loan 5 on the Property Sampling Schedule.  We performed no procedures relating to the Preliminary Mortgage Loans 5 that were not included on the Property Sampling Schedule.

For the purpose of the procedures described in this report, the six (6) Sample Properties 5 are referred to as Sample Property Numbers 749 through 754.

Attachment A Page 8 of 16

10.
For each Sample Property 5, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 5, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, qualifications, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A.  The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A.  All such compared information was in agreement.

For the purpose of the procedures described in this Item 10., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Sample Properties 5” and “Preliminary Property Data File 5,” respectively.

11.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2018-2 v227– SENT TO EY.XLSB” and the corresponding record layout and decode information (the “Final Property Data File,” which together with the Preliminary Property Data Files comprise the Property Data Files) that CoreVest, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of the related due date of each Mortgage Loan in December 2018 (the “Cut-Off Date”).

We compared the property identification number (the “Property Unit ID”) for each Sample Property, as shown on the applicable Preliminary Property Data File, to the corresponding Property Unit ID on the Final Property Data File and noted that:
a.	714 of the Mortgaged Properties included on the Final Property Data File were Sample Properties (the “Final Sample Properties”) and
b.	40 Sample Properties were not included on the Final Property Data File (the “Removed Sample Properties”), which are shown on Exhibit 1 to Attachment A.

Attachment A Page 9 of 16

11.  (continued)

For the purpose of performing the comparison described above, CoreVest, on behalf of the Depositor, provided the decode table shown below, and instructed us to use the value shown in the “Updated Property Unit ID” column for the Sample Properties which correspond to each “Property Unit ID” that is shown in the “Property Unit ID” column.

Property Unit ID	Updated Property Unit ID
25410-21-1	25410-20-1
25410-21-2	25410-21-1
25410-21-3	25410-22-1
25410-24-1	25410-25-1
25369-14-1	25369-15-1
25369-8-1	25369-9-1
25369-18-1	25369-19-1
25369-10-1	25369-11-1
25369-6-1	25369-7-1
25369-16-1	25369-17-1
25247-6-4	25247-6-1
25247-5-4	25247-5-1
25247-29-4	25247-29-1
25247-8-4	25247-8-1
25247-22-4	25247-22-1
25247-17-4	25247-17-1
25247-25-4	25247-25-1
25247-21-4	25247-21-1
25821-32-1	25821-28-1
25821-30-1	25821-26-1
25821-34-1	25821-30-1
25821-27-1	25821-23-1
25821-41-1	25821-37-1
25821-31-1	25821-27-1
25821-24-1	25821-20-1
25821-20-1	25821-18-1
25821-29-1	25821-25-1
25821-39-1	25821-35-1
25821-25-1	25821-21-1

Attachment A Page 10 of 16

12.
For each Final Sample Property, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Final Property Data File, to the corresponding information that we identified in performing the procedures described in Items 2., 4., 6., 8. and 10. above, as applicable.  Except for the information shown on Exhibit 8 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item 12., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Final Sample Properties” and “Final Property Data File,” respectively.

13.
For each Mortgaged Property, we compared the “closest MSA” characteristic (the “Closest MSA Property Sample Characteristic,” which together with the Base Property Sample Characteristics comprise the Property Sample Characteristics), as shown on the Final Property Data File, to the metropolitan statistical area information on the MSA Support File for the corresponding “zip code,” as shown on the Final Property Data File.  All such compared information was in agreement.

14.
CoreVest, on behalf of the Depositor, provided us with an electronic data file and the corresponding record layout and decode information (the “Preliminary Mortgage Loan Data File”) that CoreVest, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut‑Off Date.

For each Mortgage Loan on the Preliminary Mortgage Loan Data File, we compared the Compared Mortgage Loan Characteristics listed on Exhibit 9 to Attachment A, as shown on the Preliminary Mortgage Loan Data File, to the corresponding information located in the Mortgage Loan Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, qualifications, assumptions, methodologies and exceptions stated in the notes to Exhibit 9 to Attachment A and the succeeding paragraph of this Item 14.

The Mortgage Loan Source Document(s) that CoreVest, on behalf of the Depositor, instructed us to use for each Compared Mortgage Loan Characteristic are indicated on Exhibit 9 to Attachment A.  Where more than one Mortgage Loan Source Document is listed for a Compared Mortgage Loan Characteristic, CoreVest, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Mortgage Loan Data File for the Compared Mortgage Loan Characteristic agreed with the corresponding information on at least one of the Mortgage Loan Source Documents that are listed for such Compared Mortgage Loan Characteristic on Exhibit 9 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Mortgage Loan Source Documents for any of the Compared Mortgage Loan Characteristics listed on Exhibit 9 to Attachment A.

Attachment A Page 11 of 16

15.
As instructed by CoreVest, on behalf of the Depositor, we adjusted the information on the Preliminary Mortgage Loan Data File to correct all the differences we noted in performing the procedures described in Item 14. above and provided a list of such differences to CoreVest.  The Preliminary Mortgage Loan Data File, as so adjusted, is hereinafter referred to as the “Updated Mortgage Loan Data File.”

16.
Subsequent to the performance of the procedures described in Items 14. and 15. above, CoreVest, on behalf of the Depositor, provided us with an electronic data file and the corresponding record layout and decode information (the “Final Mortgage Loan Data File,” which together with the Preliminary Mortgage Loan Data File comprise the Mortgage Loan Data Files) that CoreVest, on behalf of the Depositor, indicated contains information relating the Mortgage Loans as of the Cut‑Off Date.

Using information on the:
a.	Final Mortgage Loan Data File and
b.	Updated Mortgage Loan Data File
for each Mortgage Loan, we compared each Compared Mortgage Loan Characteristic listed on Exhibit 9 to Attachment A, all as shown on the Final Mortgage Loan Data File, to the corresponding information on the Updated Mortgage Loan Data File.  All such compared information was in agreement.

17.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date
of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Original Term to Maturity (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

18.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate (adjusted as described in the succeeding paragraph of this Item 18., as applicable) and
c.	Monthly Debt Service ($)
of each Mortgage Loan (except for the Interest Only Mortgage Loans (as defined in Note 7 of Exhibit 9 to Attachment A) and 19547 Mortgage Loan (as defined in Note 6 of Exhibit 9 to Attachment A), which are described in the final two paragraphs of this Item 18.), all as shown on the Final Mortgage Loan Data File, and assuming that each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (months)” of each Mortgage Loan (except for the Interest Only Mortgage Loans and 19547 Mortgage Loan).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 12 of 16

18.  (continued)

For the purpose of the “Original Amortization Term (months)” recalculation described above for each Mortgage Loan (except for the Interest Only Mortgage Loans and 19547 Mortgage Loan), all of which have an “Interest Rate Accrual” of “Actual/360,” as shown on the Final Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to multiply the “Interest Rate,” as shown on the Final Mortgage Loan Data File, by a fraction equal to 365/360.

For each Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Original Amortization Term (months)” characteristic.

For the 19547 Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “360” for the “Original Amortization Term (months)” characteristic.

19.
Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, we recalculated the “Seasoning (months)” of each Mortgage Loan as of the Cut‑Off Date.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

20.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate Accrual,
c.	Seasoning (months),
d.	IO Term (months),
e.	First Payment Date,
f.	Initial Maturity Date,
g.	Interest Rate and
h.	Monthly Debt Service ($)
of each Mortgage Loan (except for the 19547 Mortgage Loan, which is described in the succeeding paragraph of this Item 20.), all as shown on the Final Mortgage Loan Data File, we recalculated the principal balance of each Mortgage Loan as of the Cut‑Off Date (the “Cut-Off Date Principal Balance”) and as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Date Balance”), assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

For the 19547 Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use:
a.	“869,553.33” for the “Cut-Off Date Principal Balance” characteristic and
b.	“836,479.51” for the “Maturity Date Balance” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by CoreVest, on behalf of the Depositor, that are described in the preceding paragraph of this Item 20.

Attachment A Page 13 of 16

21.
Using the “Cut-Off Date Principal Balance” of the Mortgage Loans, as shown on the Final Mortgage Loan Data File, we recalculated the “% of Pool” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

22.	Using the:
a.	Original Term to Maturity (months) and
b.	Seasoning (months)
of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Term (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

23.	Using the:
a.	IO Term (months),
b.	Original Amortization Term (months) and
c.	Seasoning (months)
of each Mortgage Loan (except for the Interest Only Mortgage Loans, which are described in the succeeding paragraph of this Item 23.), all as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Amortization Term (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For each Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Remaining Amortization Term (months)” characteristic.

24.	Using the:
a.	IO Term (months) and
b.	Seasoning (months)
of each Mortgage Loan, (except for the Mortgage Loans with an “Amortization Type” of “Amortizing Balloon,” as shown on the Final Mortgage Loan Data File, which are described in the succeeding paragraph of this Item 24.), both as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining IO Term (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For each Mortgage Loan with an “Amortization Type” of “Amortizing Balloon,” as shown on the Final Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Remaining IO Term (months)” characteristic.

25.
Using the “Monthly Debt Service ($)” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, we recalculated the “Annualized Debt Service Payment ($)” of each Mortgage Loan as 12 times the “Monthly Debt Service ($)” of the Mortgage Loan, as shown on the Final Mortgage Loan Data File.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 14 of 16

26.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Note Administrator Fee Rate and
c.	CREFC® License Fee Rate
of each Mortgage Loan, all as shown on the Final Mortgage Loan Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

27.	Using the:
a.	Interest Rate and
b.	Administrative Fee Rate
of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

28.	Using:
a.	Information on the Final Mortgage Loan Data File and
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:
i.	Mortgage Loan UW NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	Mortgage Loan Cutoff NOI Debt Yield,
iv.	Mortgage Loan Cutoff NCF Debt Yield,
v.	Origination Date LTV Ratio,
vi.	Cut-Off Date LTV Ratio and
vii.	Maturity Date LTV Ratio
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by CoreVest, on behalf of the Depositor, to round the “Mortgage Loan UW NOI DSCR” and “Mortgage Loan UW NCF DSCR” to two decimal places and the “Mortgage Loan Cutoff NOI Debt Yield,” “Mortgage Loan Cutoff NCF Debt Yield,” “Origination Date LTV Ratio,” “Cut-Off Date LTV Ratio” and “Maturity Date LTV Ratio” to the nearest 1/10th of one percent.

Attachment A Page 15 of 16

29.	Using:
a.	Information on the Final Mortgage Loan Data File and
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:
i.	NOI DSCR as of 6/30,
ii.	NCF DSCR as of 6/30 and
iii.	NCF Debt Yield as of 6/30
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by CoreVest, on behalf of the Depositor, to round the “NOI DSCR as of 6/30” and “NCF DSCR as of 6/30” to two decimal places and the “NCF Debt Yield as of 6/30” to the nearest 1/10th of one percent.

30.	Using the:
a.	Original Yield Maintenance Period and
b.	Seasoning (months)
of each Yield Maintenance Mortgage Loan (as defined in Note 10 of Exhibit 9 to Attachment A), both as shown on the Final Mortgage Loan Data File, we recalculated the “Current Yield Maintenance Period” of each Yield Maintenance Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Yield Maintenance Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Current Yield Maintenance Period” characteristic.

31.
Using the “Guarantor” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, we identified those Mortgage Loans that had at least one common “Guarantor” (the “Related Guarantor Loans”).  We compared the “Related Guarantor Loan” information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

32.
For each Mortgaged Property, we compared the “Closing Date Allocated Loan Amount” characteristic, as shown on the Final Property Data File, to the corresponding information in the loan agreement Mortgage Loan Source Document for the related Mortgage Loan.  All such compared information was in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

33.
Using the “Closing Date Allocated Loan Amount” of the Mortgaged Properties, as shown on the Final Property Data File, we recalculated the “Allocated Loan Amount %” of each Mortgaged Property.  We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement.

Attachment A Page 16 of 16

34.	Using the:
a.	Cut-Off Date Principal Balance and
b.	Maturity Date Balance
of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, and the “Closing Date Allocated Loan Amount” of each Mortgaged Property, as shown on the Final Property Data File, we recalculated the principal balance of each Mortgaged Property as of the Cut-Off Date (the “Cut-Off Date Allocated Loan Amount”) and as of the “Initial Maturity Date” of the related Mortgage Loan (the “Maturity Date Allocated Loan Amount”), based on the calculation methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph of this Item 34.  We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to allocate the “Cut-Off Date Principal Balance” and “Maturity Date Balance” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, to the respective Mortgaged Properties that secure such Mortgage Loan on a pro-rata basis using the “Closing Date Allocated Loan Amount” for the Mortgaged Properties, as shown on the Final Property Data File.

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties	Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties
1	20546	20546-15-1	X						113	24314	24314-52-1	X
2	20546	20546-34-1	X						114	24314	24314-16-1	X
3	20546	20546-2-1	X						115	24341	24341-17-1	X					X
4	20546	20546-66-1	X						116	24341	24341-19-1	X					X
5	20546	20546-38-1	X						117	24341	24341-9-1	X					X
6	20546	20546-59-1	X						118	24341	24341-5-1	X					X
7	20546	20546-80-1	X						119	24341	24341-16-1	X					X
8	20546	20546-67-1	X						120	24341	24341-21-1	X					X
9	20546	20546-76-1	X						121	24341	24341-13-1	X					X
10	20546	20546-35-1	X						122	24341	24341-15-1	X					X
11	20546	20546-56-1	X						123	24341	24341-11-1	X					X
12	20546	20546-70-1	X						124	24341	24341-3-1	X					X
13	20546	20546-29-1	X						125	24360	24360-8-1	X
14	20546	20546-48-1	X						126	24360	24360-5-1	X
15	20546	20546-33-1	X						127	24360	24360-11-1	X
16	20546	20546-25-1	X						128	24360	24360-7-1	X
17	20546	20546-39-1	X						129	24360	24360-13-1	X
18	20546	20546-31-1	X						130	24389	24389-3-1	X
19	20546	20546-87-1	X						131	24389	24389-26-1	X
20	20546	20546-5-1	X						132	24389	24389-14-1	X
21	20546	20546-92-1	X						133	24389	24389-4-1	X
22	20546	20546-53-1	X						134	24389	24389-22-1	X
23	20546	20546-27-1	X						135	24389	24389-9-1	X
24	20546	20546-58-1	X						136	24389	24389-28-1	X
25	23337	23337-1-1	X						137	24389	24389-23-1	X
26	23337	23337-10-1	X						138	24395	24395-17-1	X
27	23337	23337-4-1	X						139	24395	24395-5-1	X
28	23337	23337-6-1	X						140	24395	24395-13-1	X
29	23572	23572-19-1	X						141	24395	24395-15-1	X
30	23572	23572-21-1	X						142	24395	24395-18-1	X
31	23572	23572-12-1	X						143	24408	24408-5-1	X
32	23572	23572-4-1	X						144	24408	24408-3-1	X
33	23572	23572-6-1	X						145	24449	24449-10-1	X
34	23572	23572-9-1	X						146	24449	24449-3-1	X
35	23572	23572-15-1	X						147	24449	24449-4-1	X
36	23572	23572-22-1	X						148	24482	24482-6-1	X
37	23572	23572-13-1	X						149	24482	24482-7-1	X
38	23572	23572-3-1	X						150	24482	24482-1-1	X
39	23572	23572-16-1	X						151	24482	24482-2-1	X
40	23572	23572-14-1	X						152	24482	24482-5-1	X
41	23572	23572-1-1	X						153	24482	24482-4-1	X
42	23572	23572-18-1	X						154	24482	24482-3-1	X
43	24086	24086-5-1	X						155	24486	24486-6-1	X
44	24086	24086-1-1	X						156	24486	24486-1-1	X
45	24086	24086-8-1	X						157	24486	24486-3-1	X
46	24086	24086-9-1	X						158	24507	24507-10-1	X
47	24228	24228-1-1	X						159	24507	24507-19-1	X
48	24228	24228-5-1	X						160	24507	24507-29-1	X
49	24228	24228-7-1	X						161	24507	24507-22-1	X
50	24257	24257-3-1	X						162	24507	24507-6-1	X
51	24257	24257-5-1	X						163	24507	24507-23-1	X
52	24265	24265-1-1	X						164	24507	24507-26-1	X
53	24265	24265-3-1	X						165	24507	24507-8-1	X
54	24265	24265-7-1	X						166	24507	24507-15-1	X
55	24265	24265-5-1	X						167	24561	24561-6-1	X
56	24265	24265-2-1	X						168	24561	24561-5-1	X
57	24265	24265-6-1	X						169	24561	24561-1-1	X
58	24265	24265-4-1	X						170	24595	24595-7-1	X
59	24294	24294-19-1	X						171	24595	24595-8-1	X
60	24294	24294-51-1	X						172	24595	24595-5-1	X
61	24294	24294-50-1	X						173	24604	24604-2-1	X
62	24294	24294-29-1	X						174	24604	24604-16-1	X
63	24294	24294-40-1	X						175	24604	24604-15-1	X
64	24294	24294-1-1	X						176	24604	24604-8-1	X
65	24294	24294-28-1	X						177	24604	24604-13-1	X
66	24294	24294-23-1	X						178	24608	24608-2-1	X
67	24294	24294-48-1	X						179	24608	24608-1-1	X
68	24294	24294-7-1	X						180	24634	24634-16-1	X
69	24294	24294-34-1	X						181	24634	24634-8-1	X
70	24294	24294-35-1	X						182	24634	24634-1-1	X
71	24294	24294-12-1	X						183	24634	24634-6-1	X
72	24302	24302-14-1	X						184	24634	24634-4-1	X
73	24302	24302-6-1	X						185	24654	24654-15-1	X
74	24302	24302-15-1	X						186	24654	24654-9-1	X
75	24302	24302-25-1	X						187	24654	24654-1-1	X
76	24302	24302-18-1	X						188	24654	24654-12-1	X
77	24302	24302-32-1	X						189	24669	24669-1-1	X
78	24302	24302-4-1	X						190	24669	24669-3-1	X
79	24302	24302-19-1	X						191	24684	24684-5-1	X
80	24302	24302-27-1	X						192	24684	24684-2-1	X
81	24302	24302-24-1	X						193	24684	24684-6-1	X
82	24309	24309-59-1	X					X	194	24684	24684-1-1	X
83	24309	24309-36-1	X					X	195	24684	24684-10-1	X
84	24309	24309-62-1	X					X	196	24689	24689-3-1	X					X
85	24309	24309-57-1	X					X	197	24689	24689-2-1	X					X
86	24309	24309-55-1	X					X	198	24697	24697-23-1	X
87	24309	24309-4-1	X					X	199	24697	24697-30-1	X
88	24309	24309-15-1	X					X	200	24697	24697-31-1	X
89	24309	24309-24-1	X					X	201	24697	24697-32-1	X
90	24309	24309-26-1	X					X	202	24697	24697-5-1	X
91	24309	24309-13-1	X					X	203	24697	24697-2-1	X
92	24309	24309-39-1	X					X	204	24697	24697-1-1	X
93	24309	24309-29-1	X					X	205	24697	24697-13-1	X
94	24309	24309-51-1	X					X	206	24697	24697-16-1	X
95	24309	24309-30-1	X					X	207	24697	24697-27-1	X
96	24309	24309-61-1	X					X	208	24705	24705-1-1	X
97	24309	24309-21-1	X					X	209	24705	24705-8-1	X
98	24314	24314-10-1	X						210	24705	24705-5-1	X
99	24314	24314-15-1	X						211	24738	24738-4-1	X
100	24314	24314-53-1	X						212	24738	24738-5-1	X
101	24314	24314-7-1	X						213	24768	24768-8-1	X
102	24314	24314-5-1	X						214	24768	24768-9-1	X
103	24314	24314-18-1	X						215	24768	24768-5-1	X
104	24314	24314-55-1	X						216	24768	24768-13-1	X
105	24314	24314-23-1	X						217	24768	24768-3-1	X
106	24314	24314-60-1	X						218	24775	24775-6-1	X
107	24314	24314-17-1	X						219	24775	24775-3-1	X
108	24314	24314-21-1	X						220	24775	24775-2-1	X
109	24314	24314-13-1	X						221	24829	24829-7-1	X
110	24314	24314-30-1	X						222	24829	24829-19-1	X
111	24314	24314-40-1	X						223	24829	24829-11-1	X
112	24314	24314-32-1	X						224	24829	24829-28-1	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties	Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties
225	24829	24829-18-1	X						356	25326	25326-7-1	X
226	24829	24829-4-1	X						357	25326	25326-13-1	X
227	24829	24829-1-1	X						358	25326	25326-8-1	X
228	24900	24900-15-1	X						359	25326	25326-52-1	X
229	24900	24900-13-1	X						360	25326	25326-27-1	X
230	24900	24900-2-1	X						361	25326	25326-10-1	X
231	24900	24900-25-1	X						362	25326	25326-37-1	X
232	24900	24900-19-1	X						363	25326	25326-23-1	X
233	24900	24900-31-1	X						364	25335	25335-11-1	X
234	24900	24900-30-1	X						365	25335	25335-6-1	X
235	24900	24900-26-1	X						366	25335	25335-13-1	X
236	24953	24953-7-1	X						367	25335	25335-5-1	X
237	24953	24953-3-1	X						368	25339	25339-20-1	X
238	24953	24953-4-1	X						369	25339	25339-12-1	X
239	25003	25003-13-1	X						370	25339	25339-15-1	X
240	25003	25003-34-1	X						371	25339	25339-18-1	X
241	25003	25003-39-1	X						372	25339	25339-10-1	X
242	25003	25003-18-1	X						373	25339	25339-13-1	X
243	25003	25003-8-1	X						374	25347	25347-6-1	X
244	25003	25003-20-1	X						375	25347	25347-7-1	X
245	25003	25003-46-1	X						376	25347	25347-5-1	X
246	25003	25003-12-1	X						377	25347	25347-2-1	X
247	25003	25003-7-1	X						378	25347	25347-1-1	X
248	25003	25003-40-1	X						379	25361	25361-2-1	X
249	25003	25003-31-1	X						380	25361	25361-4-1	X
250	25003	25003-24-1	X						381	25377	25377-4-1	X
251	25003	25003-29-1	X						382	25377	25377-3-1	X
252	25003	25003-25-1	X						383	25400	25400-9-1	X
253	25003	25003-54-1	X						384	25400	25400-2-1	X
254	25009	25009-20-1	X						385	25400	25400-3-1	X
255	25009	25009-15-1	X						386	25410	25410-11-1	X
256	25009	25009-17-1	X						387	25410	25410-21-2	X
257	25009	25009-10-1	X						388	25410	25410-18-1	X
258	25009	25009-5-1	X						389	25410	25410-21-1	X
259	25009	25009-8-1	X						390	25410	25410-2-1	X
260	25009	25009-3-1	X						391	25410	25410-24-1	X
261	25009	25009-19-1	X						392	25410	25410-16-1	X
262	25038	25038-18-1	X						393	25410	25410-3-1	X
263	25038	25038-31-1	X						394	25410	25410-13-1	X
264	25038	25038-4-1	X						395	25410	25410-7-1	X
265	25038	25038-44-1	X						396	25410	25410-10-1	X
266	25038	25038-46-1	X						397	25410	25410-19-1	X
267	25038	25038-33-1	X						398	25410	25410-9-1	X
268	25038	25038-28-1	X						399	25410	25410-14-1	X
269	25038	25038-41-1	X						400	25410	25410-21-3	X
270	25038	25038-34-1	X						401	25448	25448-5-1	X
271	25038	25038-1-1	X						402	25448	25448-7-1	X
272	25038	25038-16-1	X						403	25448	25448-1-1	X
273	25038	25038-23-1	X						404	25451	25451-2-1	X
274	25056	25056-16-1	X						405	25451	25451-7-1	X
275	25056	25056-5-1	X						406	25451	25451-5-1	X
276	25056	25056-18-1	X						407	25451	25451-1-1	X
277	25056	25056-15-1	X						408	25452	25452-1-1	X
278	25056	25056-2-1	X						409	25452	25452-2-1	X
279	25056	25056-21-1	X						410	25487	25487-2-1	X
280	25056	25056-4-1	X						411	25487	25487-3-1	X
281	25068	25068-17-1	X						412	25487	25487-1-1	X
282	25068	25068-7-1	X						413	25490	25490-7-1	X
283	25068	25068-6-1	X						414	25490	25490-50-1	X
284	25068	25068-11-1	X						415	25490	25490-13-1	X
285	25068	25068-19-1	X						416	25490	25490-38-1	X
286	25084	25084-21-1	X						417	25490	25490-60-1	X
287	25084	25084-11-1	X						418	25490	25490-17-1	X
288	25084	25084-22-1	X						419	25490	25490-1-1	X
289	25084	25084-13-1	X						420	25490	25490-3-1	X
290	25084	25084-20-1	X						421	25490	25490-58-1	X
291	25084	25084-19-1	X						422	25490	25490-36-1	X
292	25085	25085-8-1	X						423	25490	25490-22-1	X
293	25085	25085-5-1	X						424	25490	25490-4-1	X
294	25085	25085-6-1	X						425	25490	25490-52-1	X
295	25085	25085-1-1	X						426	25490	25490-53-1	X
296	25085	25085-11-1	X						427	25490	25490-12-1	X
297	25085	25085-12-1	X						428	25518	25518-16-1	X					X
298	25085	25085-2-1	X						429	25518	25518-5-1	X					X
299	25085	25085-4-1	X						430	25518	25518-19-1	X					X
300	25085	25085-7-1	X						431	25518	25518-40-1	X					X
301	25092	25092-7-1	X						432	25518	25518-26-1	X					X
302	25092	25092-15-1	X						433	25518	25518-29-1	X					X
303	25092	25092-6-1	X						434	25518	25518-14-1	X					X
304	25092	25092-17-1	X						435	25518	25518-41-1	X					X
305	25092	25092-12-1	X						436	25518	25518-8-1	X					X
306	25152	25152-6-1	X						437	25518	25518-10-1	X					X
307	25152	25152-1-1	X						438	25518	25518-45-1	X					X
308	25154	25154-4-1	X						439	25518	25518-37-1	X					X
309	25154	25154-5-1	X						440	25524	25524-3-1	X
310	25154	25154-16-1	X						441	25524	25524-5-1	X
311	25154	25154-15-1	X						442	25525	25525-34-1	X
312	25163	25163-1-1	X						443	25525	25525-60-1	X
313	25204	25204-6-1	X						444	25525	25525-31-1	X
314	25204	25204-11-1	X						445	25525	25525-23-1	X
315	25204	25204-13-1	X						446	25525	25525-58-1	X
316	25204	25204-8-1	X						447	25525	25525-36-1	X
317	25210	25210-15-1	X						448	25525	25525-46-1	X
318	25210	25210-6-1	X						449	25525	25525-32-1	X
319	25210	25210-7-1	X						450	25525	25525-27-1	X
320	25210	25210-14-1	X						451	25525	25525-40-1	X
321	25210	25210-9-1	X						452	25525	25525-37-1	X
322	25210	25210-2-1	X						453	25525	25525-8-1	X
323	25215	25215-14-1	X						454	25525	25525-1-1	X
324	25215	25215-10-1	X						455	25525	25525-10-1	X
325	25215	25215-2-1	X						456	25525	25525-51-1	X
326	25215	25215-15-1	X						457	25525	25525-12-1	X
327	25215	25215-3-1	X						458	25525	25525-50-1	X
328	25215	25215-11-1	X						459	25525	25525-21-1	X
329	25220	25220-6-1	X						460	25525	25525-22-1	X
330	25220	25220-2-1	X						461	25525	25525-30-1	X
331	25220	25220-9-1	X						462	25525	25525-5-1	X
332	25220	25220-4-1	X						463	25525	25525-35-1	X
333	25220	25220-8-1	X						464	25525	25525-56-1	X
334	25240	25240-6-1	X						465	25525	25525-24-1	X
335	25240	25240-4-1	X						466	25525	25525-19-1	X
336	25240	25240-5-1	X						467	25525	25525-26-1	X
337	25240	25240-1-1	X						468	25534	25534-2-1	X
338	25243	25243-7-1	X						469	25534	25534-5-1	X
339	25243	25243-2-1	X						470	25573	25573-21-1	X
340	25243	25243-3-1	X						471	25573	25573-54-1	X
341	25243	25243-5-1	X						472	25573	25573-53-1	X
342	25243	25243-1-1	X						473	25573	25573-14-1	X
343	25243	25243-4-1	X						474	25573	25573-4-1	X
344	25243	25243-9-1	X						475	25573	25573-49-1	X
345	25317	25317-10-1	X						476	25573	25573-59-1	X
346	25317	25317-13-1	X						477	25573	25573-16-1	X
347	25317	25317-8-1	X						478	25573	25573-17-1	X
348	25317	25317-3-1	X						479	25573	25573-63-1	X
349	25326	25326-56-1	X						480	25573	25573-8-1	X
350	25326	25326-44-1	X						481	25573	25573-6-1	X
351	25326	25326-54-1	X						482	25573	25573-29-1	X
352	25326	25326-30-1	X						483	25573	25573-57-1	X
353	25326	25326-53-1	X						484	25573	25573-60-1	X
354	25326	25326-2-1	X						485	25573	25573-40-1	X
355	25326	25326-21-1	X						486	25573	25573-47-1	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties	Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties
487	25573	25573-10-1	X						621	25415	25415-31-1		X
488	25573	25573-28-1	X						622	25415	25415-2-1		X
489	25612	25612-2-1	X						623	25415	25415-8-1		X
490	25612	25612-9-1	X						624	25415	25415-26-1		X
491	25612	25612-10-1	X						625	25444	25444-5-1		X
492	25632	25632-1-1	X						626	25444	25444-3-1		X
493	25643	25643-5-1	X						627	25450	25450-2-1		X
494	25643	25643-1-1	X						628	25450	25450-3-1		X
495	25645	25645-11-1	X						629	25536	25536-7-1		X
496	25645	25645-65-1	X						630	25536	25536-1-1		X
497	25645	25645-76-1	X						631	25536	25536-4-1		X
498	25645	25645-49-1	X						632	25536	25536-12-1		X
499	25645	25645-6-1	X						633	25588	25588-2-1		X
500	25645	25645-34-1	X						634	25588	25588-3-1		X
501	25645	25645-77-1	X						635	25588	25588-5-1		X
502	25645	25645-36-1	X						636	25659	25659-3-1		X
503	25645	25645-66-1	X						637	25659	25659-1-1		X
504	25645	25645-31-1	X						638	25659	25659-4-1		X
505	25645	25645-74-1	X						639	25659	25659-2-1		X
506	25645	25645-7-1	X						640	25703	25703-8-1		X
507	25645	25645-13-1	X						641	25703	25703-3-1		X
508	25645	25645-9-1	X						642	25703	25703-7-1		X
509	25645	25645-61-1	X						643	25703	25703-1-1		X
510	25645	25645-68-1	X						644	25703	25703-9-1		X
511	25645	25645-3-1	X						645	25703	25703-5-1		X
512	25645	25645-75-1	X						646	25703	25703-10-1		X
513	25645	25645-42-1	X						647	25703	25703-4-1		X
514	25645	25645-73-1	X						648	25703	25703-6-1		X
515	25723	25723-1-1	X						649	25703	25703-2-1		X
516	25723	25723-3-1	X						650	25703	25703-11-1		X
517	25723	25723-2-1	X						651	25759	25759-1-1		X
518	19547	19547-1-1		X					652	25772	25772-12-1		X
519	19547	19547-2-1		X					653	25772	25772-3-1		X
520	19547	19547-3-1		X					654	25772	25772-9-1		X
521	19547	19547-4-1		X					655	25772	25772-16-1		X
522	23791	23791-6-1		X					656	25772	25772-14-1		X
523	23791	23791-9-1		X					657	25772	25772-10-1		X
524	23791	23791-1-1		X					658	25841	25841-4-1		X
525	23791	23791-29-1		X					659	25841	25841-9-1		X
526	23791	23791-20-1		X					660	25841	25841-2-1		X
527	23791	23791-22-1		X					661	26160	26160-5-1		X
528	23791	23791-14-1		X					662	26160	26160-9-1		X
529	23791	23791-27-1		X					663	26160	26160-14-1		X
530	23791	23791-25-1		X					664	26160	26160-4-1		X
531	23791	23791-24-1		X					665	25178	25178-5-1			X
532	23791	23791-23-1		X					666	25178	25178-7-1			X
533	23791	23791-4-1		X					667	25178	25178-6-1			X
534	23791	23791-17-1		X					668	25178	25178-2-1			X
535	23791	23791-11-1		X					669	25178	25178-3-1			X
536	23791	23791-30-1		X					670	25178	25178-1-1			X
537	23791	23791-5-1		X					671	25178	25178-4-1			X
538	23791	23791-13-1		X					672	25247	25247-6-4			X
539	23791	23791-15-1		X					673	25247	25247-5-4			X
540	23791	23791-28-1		X					674	25247	25247-29-4			X
541	23791	23791-18-1		X					675	25247	25247-8-4			X
542	23791	23791-19-1		X					676	25247	25247-22-4			X
543	23791	23791-3-1		X					677	25247	25247-17-4			X
544	23791	23791-31-1		X					678	25247	25247-25-4			X
545	23791	23791-2-1		X					679	25247	25247-21-4			X
546	23791	23791-8-1		X					680	25803	25803-8-1			X
547	23791	23791-21-1		X					681	25803	25803-1-1			X
548	23791	23791-12-1		X					682	25803	25803-27-1			X
549	24179	24179-13-1		X					683	25803	25803-29-1			X
550	24179	24179-10-1		X					684	25803	25803-17-1			X
551	24179	24179-12-1		X					685	25803	25803-15-1			X
552	24179	24179-7-1		X					686	25803	25803-28-1			X
553	24313	24313-2-1		X					687	25803	25803-10-1			X
554	24313	24313-8-1		X					688	25821	25821-3-1			X
555	24313	24313-4-1		X					689	25821	25821-7-1			X
556	24797	24797-69-1		X					690	25821	25821-11-1			X
557	24797	24797-51-1		X					691	25821	25821-9-1			X
558	24797	24797-74-1		X					692	25821	25821-4-1			X
559	24797	24797-58-1		X					693	25821	25821-8-1			X
560	24797	24797-54-1		X					694	25821	25821-32-1			X
561	24797	24797-72-1		X					695	25821	25821-30-1			X
562	24797	24797-73-1		X					696	25821	25821-2-1			X
563	24797	24797-57-1		X					697	25821	25821-14-1			X
564	24797	24797-55-1		X					698	25821	25821-34-1			X
565	24797	24797-13-1		X					699	25821	25821-17-1			X
566	24797	24797-47-1		X					700	25821	25821-27-1			X
567	24797	24797-48-1		X					701	25821	25821-6-1			X
568	24797	24797-45-1		X					702	25821	25821-5-1			X
569	24797	24797-101-1		X					703	25821	25821-1-1			X
570	24797	24797-76-1		X					704	25821	25821-41-1			X
571	24797	24797-61-1		X					705	25821	25821-31-1			X
572	24797	24797-94-1		X					706	25821	25821-24-1			X
573	24797	24797-59-1		X					707	25821	25821-20-1			X
574	24797	24797-5-1		X					708	25821	25821-29-1			X
575	24797	24797-65-1		X					709	25821	25821-39-1			X
576	24797	24797-41-1		X					710	25821	25821-25-1			X
577	24797	24797-50-1		X					711	25822	25822-3-1			X
578	24797	24797-34-1		X					712	25822	25822-4-1			X
579	24797	24797-71-1		X					713	25988	25988-7-1			X
580	24797	24797-90-1		X					714	25988	25988-5-1			X
581	24797	24797-36-1		X					715	26067	26067-6-1			X
582	24971	24971-4-1		X					716	26067	26067-1-1			X
583	24971	24971-8-1		X					717	26067	26067-4-1			X
584	24971	24971-11-1		X					718	26067	26067-3-1			X
585	24971	24971-9-1		X					719	26186	26186-5-1			X
586	24971	24971-10-1		X					720	26186	26186-4-1			X
587	24971	24971-5-1		X					721	26211	26211-2-1			X
588	24971	24971-2-1		X					722	26211	26211-10-1			X
589	24971	24971-6-1		X					723	26211	26211-31-1			X
590	24971	24971-3-1		X					724	26211	26211-20-1			X
591	24971	24971-1-1		X					725	26211	26211-5-1			X
592	24971	24971-7-1		X					726	26211	26211-17-1			X
593	25053	25053-1-1		X					727	26211	26211-28-1			X
594	25053	25053-5-1		X					728	26211	26211-3-1			X
595	25053	25053-7-1		X					729	25915	25915-29-1				X
596	25053	25053-4-1		X					730	25915	25915-20-1				X
597	25053	25053-9-1		X					731	25915	25915-7-1				X
598	25053	25053-6-1		X					732	25915	25915-15-1				X
599	25053	25053-2-1		X					733	25915	25915-52-1				X
600	25053	25053-8-1		X					734	25915	25915-17-1				X
601	25053	25053-3-1		X					735	25915	25915-40-1				X
602	25226	25226-11-1		X					736	25915	25915-53-1				X
603	25226	25226-3-1		X					737	25915	25915-42-1				X
604	25226	25226-13-1		X					738	25915	25915-44-1				X
605	25226	25226-5-1		X					739	25915	25915-6-1				X
606	25226	25226-7-1		X					740	25915	25915-61-1				X
607	25226	25226-12-1		X					741	25915	25915-2-1				X
608	25369	25369-4-1		X					742	25915	25915-14-1				X
609	25369	25369-14-1		X					743	25915	25915-16-1				X
610	25369	25369-3-1		X					744	25915	25915-64-1				X
611	25369	25369-8-1		X					745	25915	25915-18-1				X
612	25369	25369-18-1		X					746	25915	25915-49-1				X
613	25369	25369-10-1		X					747	25915	25915-55-1				X
614	25369	25369-6-1		X					748	25915	25915-25-1				X
615	25369	25369-16-1		X					749	25479	25479-3-1					X
616	25415	25415-21-1		X					750	25479	25479-2-1					X
617	25415	25415-32-1		X					751	25479	25479-13-1					X
618	25415	25415-14-1		X					752	25479	25479-15-1					X
619	25415	25415-19-1		X					753	25479	25479-1-1					X
620	25415	25415-1-1		X					754	25479	25479-19-1					X

Exhibit 2 to Attachment A

Property Sampling Schedule

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 1	20546
23337
23572
24086
24228
24257
24265
24294
24302
24309
24314
24341
24360
24389
24395
24408
24449
24482
24486
24507
24561
24595
24604
24608
24634
24654
24669
24684
24689
24697
24705
24738
24768
24775
24829
24900
24953
25003

Exhibit 2 to Attachment A

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 1	25009
(continued)	25038
25056
25068
25084
25085
25092
25152
25154
25163
25204
25210
25215
25220
25240
25243
25317
25326
25335
25339
25347
25361
25377
25400
25410
25448
25451
25452
25487
25490
25518
25524
25525
25534
25573
25612
25632
25643
25645
25723

Exhibit 2 to Attachment A

Mortgage Loan Population	Loan ID provided by CoreVest
Preliminary Mortgage Loans 2	19547
23791
24179
24313
24797
24971
25053
25226
25369
25415
25444
25450
25536
25588
25659
25703
25759
25772
25841
26160

Preliminary Mortgage Loans 3	25178
25247
25803
25821
25822
25988
26067
26186
26211

Preliminary Mortgage Loans 4	25915

Preliminary Mortgage Loans 5	25479

Exhibit 3 to Attachment A

Base Property Sample Characteristics and Property Source Documents

Base Property Sample Characteristic	Property Source Document(s)	Notes

Address (Street)	Appraisal or BPO	1., 2., 3.
City	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Date	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Type	Appraisal or BPO	1., 2., 4.
Cut-Off Date Value	Appraisal or BPO	1., 2.
Number Bedrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 5.
Number of Bathrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 6.
Number of Units	Appraisal or BPO	1., 2.
Property Type	Appraisal or BPO	1., 2., 7.
State	Appraisal or BPO	1., 2.
Swimming Pool (Y/N)	Appraisal or BPO	1., 2., 8.
Total Square Footage	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 9.
Year Built	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 10.
Zip Code	Appraisal or BPO	1., 2.

Notes:

1.
For each Sample Property for which CoreVest, on behalf of the Depositor, provided more than one Appraisal and/or BPO Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use the Appraisal and/or BPO Property Source Document with the most recent valuation date.

2.
With respect to certain Sample Properties, the applicable Property Source Document contains conflicting information relating to certain Base Property Sample Characteristics.  For such Sample Properties, CoreVest, on behalf of the Depositor, instructed us to note agreement if the information on the Property Data File for a Base Property Sample Characteristic agreed with any of the information on the corresponding Property Source Document which relates to such Base Property Sample Characteristic.  We performed no procedures to reconcile any conflicting information which exists on the Property Source Documents for any of the Base Property Sample Characteristics.

3.
For the purpose of comparing the “Address (Street)” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, instructed us to ignore differences that are due to truncation, abbreviation or punctuation.

Exhibit 3 to Attachment A

Notes: (continued)

4.
CoreVest, on behalf of the Depositor, indicated that the three possible values for the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic are “Appraisal,” “Exterior Appraisal” or “Interior RAR.”  For the purpose of comparing the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic for each Sample Property where the applicable Property Source Document did not specifically state “Appraisal,” “Exterior Appraisal” or “Interior RAR,” CoreVest, on behalf of the Depositor, instructed us to use “Interior RAR” for the “Cut-Off Date Valuation Type” Base Property Sample Characteristic.

5.	For the purpose of comparing the “Number Bedrooms” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, provided the following instructions:

a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number Bedrooms,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document.

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
(i)	Recalculate the “Number Bedrooms” for the Sample Property as the sum of the “Number Bedrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and
(ii)	Compare the result of (i) above to the corresponding information in the applicable Property Source Document.

6.	For the purpose of comparing the “Number of Bathrooms” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, provided the following instructions:

a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number of Bathrooms,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document.

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
(i)	Recalculate the “Number of Bathrooms” for the Sample Property as the sum of the “Number of Bathrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and
(ii)	Compare the result of (i) above to the corresponding information in the applicable Property Source Document.

Exhibit 3 to Attachment A

Notes: (continued)

7.
For the purpose of comparing the “Property Type” Base Property Sample Characteristic for each Sample Property with an attached unit or a semi-attached unit with a design style of “row house,” “colonial” or “twin,” all as shown in the applicable Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use “townhome” as the “Property Type” Base Property Sample Characteristic.

8.
For the purpose of comparing the “Swimming Pool (Y/N)” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state if the Sample Property has a swimming pool, CoreVest, on behalf of the Depositor, instructed us to use “N” for the “Swimming Pool (Y/N)” Base Property Sample Characteristic.

9.	For the purpose of comparing the “Total Square Footage” Base Property Sample Characteristic for each Sample Property, CoreVest, on behalf of the Depositor, provided the following instructions:

a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Total Square Footage,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document.

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
(i)	Recalculate the “Total Square Footage” for the Sample Property as the sum of the “Total Square Footage” for all units corresponding to such Sample Property, as shown on the Property Data File, and
(ii)	Compare the result of (i) above to the corresponding information in the applicable Property Source Document.

10.
For the purpose of comparing the “Year Built” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state the year built, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Year Built” of each Sample Property by subtracting the property age (in years), as shown in the applicable Property Source Document, from the year of the “Cut‑Off Date Valuation Date,” as shown on the Property Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes above.

Exhibit 4 to Attachment A

Sample Properties 1 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

30	Address (Street)	[Redacted]	[Redacted]

52	Total Square Footage	5,496.00	5,500.00

55	Total Square Footage	1,459.00	1,459.50

66	Cut-Off Date Valuation Date	6/4/2018	6/5/2018

79	Cut-Off Date Valuation Type	Appraisal	Exterior Appraisal

128	Address (Street)	[Redacted]	[Redacted]
	Property Type	Townhome	Condo

129	Property Type	Townhome	Condo

136	Address (Street)	[Redacted]	[Redacted]

139	Address (Street)	[Redacted]	[Redacted]

142	Address (Street)	[Redacted]	[Redacted]

152	Property Type	Townhome	Condo

156	Address (Street)	[Redacted]	[Redacted]

180	Property Type	SFR	Townhome

220	Total Square Footage	1,514.50	1,515.00

224	Zip Code	38103	38104

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

229	Swimming Pool (Y/N)	N	Y

254	Property Type	SFR	Townhome

259	Address (Street)	[Redacted]	[Redacted]

267	Cut-Off Date Valuation Type	Interior RAR	Exterior Appraisal

273	Total Square Footage	1,145.00	1,146.00

277	Zip Code	63118	63116

292	Zip Code	07501	07522

293	Address (Street)	[Redacted]	[Redacted]

295	Address (Street)	[Redacted]	[Redacted]

296	Address (Street)	[Redacted]	[Redacted]

297	Address (Street)	[Redacted]	[Redacted]

298	Address (Street)	[Redacted]	[Redacted]

299	Address (Street)	[Redacted]	[Redacted]

300	Address (Street)	[Redacted]	[Redacted]
	Zip Code	07501	07514

303	Property Type	Townhome	SFR

306	Address (Street)	[Redacted]	[Redacted]

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

313	Property Type	SFR	Townhome

314	Property Type	SFR	Townhome

315	Property Type	SFR	Townhome

316	Property Type	SFR	Townhome

318	Property Type	SFR	Townhome

319	Property Type	SFR	Townhome

320	Property Type	SFR	Townhome

321	Property Type	SFR	Townhome

322	Property Type	SFR	Townhome

323	Cut-Off Date Valuation Date	7/26/2018	7/22/2018

335	Total Square Footage	5,280.00	5,520.00
	Zip Code	43213	43212

378	Number Bedrooms	20	19
	Number of Bathrooms	6	5
	Property Type	Multifamily	Mixed Use

383	Address (Street)	[Redacted]	[Redacted]

387	Number Bedrooms	5	2
	Number of Bathrooms	1	1
	Total Square Footage	2,256.00	752.00

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

389	Number Bedrooms	5	1
	Number of Bathrooms	3	1
	Total Square Footage	2,256.00	752.00

392	Total Square Footage	6,730.00	6,729.00

397	Number Bedrooms	4	5
	Number of Bathrooms	2	3
	Total Square Footage	2,210.00	2,888.00

400	Number Bedrooms	5	2
	Number of Bathrooms	3	1
	Total Square Footage	2,256.00	752.00

437	Total Square Footage	1,438.00	1,483.00

454	Total Square Footage	1,626.00	1,625.00

483	Zip Code	29209	29203

493	Swimming Pool (Y/N)	N	Y

Exhibit 5 to Attachment A

Sample Properties 2 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 2 Value	Property Source Document Value

520	Zip Code	07106	07107

522	Swimming Pool (Y/N)	Y	N

523	Swimming Pool (Y/N)	Y	N

526	Swimming Pool (Y/N)	Y	N

527	Swimming Pool (Y/N)	Y	N

530	Swimming Pool (Y/N)	Y	N

531	Swimming Pool (Y/N)	Y	N

532	Swimming Pool (Y/N)	Y	N

535	Swimming Pool (Y/N)	Y	N

536	Swimming Pool (Y/N)	Y	N

538	Swimming Pool (Y/N)	Y	N

540	Number Bedrooms	98	96

544	Swimming Pool (Y/N)	Y	N

546	Swimming Pool (Y/N)	Y	N

547	Swimming Pool (Y/N)	Y	N

548	Swimming Pool (Y/N)	Y	N

549	Property Type	SFR	Townhome

Exhibit 5 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 2 Value	Property Source Document Value

550	Property Type	SFR	Townhome

572	Total Square Footage	1,224.00	1,244.00

584	Property Type	Townhome	SFR

589	Number of Bathrooms	14	18
	Total Square Footage	16,678.00	17,268.00

592	Total Square Footage	3,348.00	3,480.00

609	Property Type	SFR	Townhome

640	Address (Street)	[Redacted]	[Redacted]
	Zip Code	47303	47304

642	Total Square Footage	4,480.00	4,890.00

645	Address (Street)	[Redacted]	[Redacted]

647	Address (Street)	[Redacted]	[Redacted]

649	Address (Street)	[Redacted]	[Redacted]

650	Address (Street)	[Redacted]	[Redacted]

657	Property Type	SFR	Townhome

Exhibit 6 to Attachment A

Sample Properties 3 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

666	Zip Code	32205	32209

714	Cut-Off Date Valuation Type	Appraisal	Exterior Appraisal

719	Property Type	SFR	Townhome

720	Property Type	SFR	Townhome

724	Property Type	SFR	Townhome

728	Property Type	SFR	Townhome

Exhibit 7 to Attachment A

Sample Properties 4 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

741	Address (Street)	[Redacted]	[Redacted]

742	Address (Street)	[Redacted]	[Redacted]

746	Address (Street)	[Redacted]	[Redacted]

Exhibit 8 to Attachment A

Final Sample Properties Base Property Sample Characteristic Difference

Sample Property Number	Base Property Sample Characteristic	Final Property Data File Value	Property Source Document Value

540	Number Bedrooms	97	96

Exhibit 9 to Attachment A

Compared Mortgage Loan Characteristics and Mortgage Loan Source Documents

Underwriting Information: (see Note 1)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

UW Annual Rent ($)	Underwriting Summary
UW Other Income ($)	Underwriting Summary
UW Credit and Vacancy Loss ($)	Underwriting Summary
UW Effective Gross Income ($)	Underwriting Summary
UW Annual Property Management Fee ($)	Underwriting Summary
UW Annual Marketing and Leasing Costs ($)	Underwriting Summary
UW Repairs and Maintenance ($)	Underwriting Summary
UW Annual Insurance Costs ($)	Underwriting Summary
UW Annual HOA/Special Assessment Fees ($)	Underwriting Summary
UW Annual Real Estate Taxes ($)	Underwriting Summary
UW Annual Turnover Costs ($)	Underwriting Summary
UW Annual Landscaping ($)	Underwriting Summary
UW Annual Other Costs ($)	Underwriting Summary
UW Annual Expenses ($)	Underwriting Summary
UW Annual Net Operating Income ($)	Underwriting Summary
UW Annual CapEx Reserve ($)	Underwriting Summary
UW Annual Net Cash Flow ($)	Underwriting Summary
Value at Origination ($)	Underwriting Summary
6/30 Occupancy	6.30.2018 Reporting Numbers Document
NOI as of 6/30	6.30.2018 Reporting Numbers Document
NCF as of 6/30	6.30.2018 Reporting Numbers Document
% HOA (see Note 2)	Underwriting Summary or Loan Agreement
% Section 8 (see Note 3)	Underwriting Summary
Occupancy as of Origination	Underwriting Summary

Reserve and Escrow Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document

Monthly Tax Escrow	Loan Agreement
Monthly Insurance Escrow	Loan Agreement
Monthly Capital Expenditure Escrow ($)	Loan Agreement

Exhibit 9 to Attachment A

Reserve and Escrow Information: (continued)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document

Upfront Leasing Escrow ($)	Loan Agreement
Monthly Leasing Escrow ($)	Loan Agreement
Upfront Interest Escrow ($)	Loan Agreement
Monthly Interest Escrow ($)	Loan Agreement
Upfront Deferred Maintenance Escrow ($)	Loan Agreement
Monthly Deferred Maintenance Escrow ($)	Loan Agreement

Mortgage Loan Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Loan Originator	Loan Agreement
Borrower	Loan Agreement
Guarantor	Guaranty Agreement
Type of Guarantor (Individual or Type of Entity)	Guaranty Agreement
Guarantor FICO (see Note 4)	Credit Report
Sponsor	Loan Agreement
Origination Date	Promissory Note or Loan Agreement
Payment Date	Loan Agreement
First Payment Date (see Note 5)	Loan Agreement
Initial Maturity Date	Loan Agreement
Mortgage Loan Initial Funded Amount ($) (see Note 6)	Loan Agreement
Monthly Debt Service ($) (see Note 7)	Loan Agreement or Servicing Report
Rate Type	Loan Agreement
Interest Rate	Loan Agreement
Interest Rate Accrual	Loan Agreement
Amortization Type	Loan Agreement
IO Term (months) (see Note 8)	Loan Agreement
Recourse (Y/N)	Guaranty Agreement
Recourse to Guarantor (Full, Partial, Carve‑out, None)	Loan Agreement
Prepayment Provision (see Note 9)	Loan Agreement
Original Yield Maintenance Period (see Notes 9 and 10)	Loan Agreement
Other Prepayment Provision	Loan Agreement

Exhibit 9 to Attachment A

Mortgage Loan Information: (continued)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Open Period (see Notes 9 and 10)	Loan Agreement
YM Calculation Method (PV or Int Diff)	Loan Agreement
Calc’d Through (Maturity or Open)	Loan Agreement
PV Discount Treasury Projection Term (Maturity or Open)	Loan Agreement
PV Discount Treasury Compounding Type (MEY or BEY)	Loan Agreement
SPE (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement
Substitution Permitted (Y/N)	Loan Agreement
Partial Release Permitted (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
Partial Release Provisions	Loan Agreement
Partial Release Premium	Loan Agreement
Grace Period (Late Fee)	Loan Agreement
Grace Period (Principal and Interest)	Loan Agreement
Existing Secondary Financing (Y/N)	Loan Agreement
Secondary Financing Amount (Existing)	Loan Agreement
Secondary Financing Description	Loan Agreement
Future Secondary Financing Allowed (Y/N) (see Note 11)	Loan Agreement
Future Secondary Financing Description	Loan Agreement
Lockbox Type (see Note 12)	Loan Agreement
Lockbox Trigger	Loan Agreement
Cash Management Type (see Note 13)	Loan Agreement
Cash Management and Cash Trap Trigger (for Springing Cash Management) and Cash Trap Trigger (for Hard Cash Management)	Loan Agreement
Number of Properties	Loan Agreement or Underwriting Summary
Multiple Borrowers (Y/N)	Loan Agreement

Exhibit 9 to Attachment A

Notes:

1.
For the purpose of comparing the “Underwriting Information” Compared Mortgage Loan Characteristics that are expressed as dollar values, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $2.00 or less.

2.	For the purpose of comparing the “% HOA” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to divide:
a.	The total number of Mortgaged Properties that secure the Mortgage Loan which have an associated HOA fee in the “HOA” column, as shown on the underwriting summary Mortgage Loan Source Document by
b.	The total number of Mortgaged Properties that secure the Mortgage Loan, as shown in the loan agreement or underwriting summary Mortgage Loan Source Document.

3.	For the purpose of comparing the “% Section 8” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to divide:
a.	The total number of units at the Mortgaged Properties that secure the Mortgage Loan which have “Y” in the “Section 8” column, as shown on the underwriting summary Mortgage Loan Source Document by
b.	The total number of units at the Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

4.	For the purpose of comparing the “Guarantor FICO” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, provided the following instructions:

a.
For each Mortgage Loan that has one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File (except for the Mortgage Loans identified on the Preliminary Mortgage Loan Data File with Loan IDs of “25215” (the “25215 Mortgage Loan”), “25586” (the “25586 Mortgage Loan”) and “26186” (the “26186 Mortgage Loan”), which are described in c. below), use (a) the highest FICO score of the “Guarantor” for the “Guarantor FICO” Compared Mortgage Loan Characteristic if two FICO scores are listed on the credit report Mortgage Loan Source Document, or (b) the median FICO score of the “Guarantor” for the “Guarantor FICO” Compared Mortgage Loan Characteristic if three FICO scores are listed on the credit report Mortgage Loan Source Document.

b.
For each Mortgage Loan that has more than one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File (except for the Mortgage Loans identified on the Preliminary Mortgage Loan Data File with Loan IDs of “24302” (the “24302 Mortgage Loan”), “24482” (the “24482 Mortgage Loan”), “24486” (the “24486 Mortgage Loan”) and “25643” (the “25643 Mortgage Loan”), which are described in c. below), follow the methodology described in a. above to determine the FICO score for each “Guarantor,” and use the highest resulting FICO score for the “Guarantor FICO” Compared Mortgage Loan Characteristic.

Exhibit 9 to Attachment A

Notes: (continued)

4. (continued)

c.	For the:
i.	24302 Mortgage Loan,
ii.	24482 Mortgage Loan,
iii.	24486 Mortgage Loan,
iv.	25215 Mortgage Loan,
v.	25586 Mortgage Loan,
vi.	25643 Mortgage Loan and
vii.	26186 Mortgage Loan,
we were instructed by CoreVest, on behalf of the Depositor, to use “N/A” for the “Guarantor FICO” Compared Mortgage Loan Characteristic, as the corresponding guarantors are foreign nationals.

5.
For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for each Mortgage Loan, we were instructed by CoreVest, on behalf of the Depositor, to assume that the “First Payment Date” is the ninth (9th) day of the calendar month following the first full “Interest Accrual Period” (as defined in the applicable loan agreement Mortgage Loan Source Document).

6.
For the Mortgage Loan identified on the Preliminary Mortgage Loan Data File with a Loan ID of “19547” (the “19547 Mortgage Loan”), CoreVest, on behalf of the Depositor, indicated that one mortgaged property that partially secured the 19547 Mortgage Loan was released from the lien of the mortgage prior to the Cut‑Off Date and is not included on the Preliminary Mortgage Loan Data File.  For the purpose of comparing the “Mortgage Loan Initial Funded Amount ($)” Compared Mortgage Loan Characteristic for the 19547 Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “923,250” for the “Mortgage Loan Initial Funded Amount ($)” Compared Mortgage Loan Characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by CoreVest, on behalf of the Depositor, described in the preceding paragraph of this Note 6.

7.	For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Mortgage Loan except for:
a.	The 19547 Mortgage Loan,
b.
Each Mortgage Loan (i) with an “Amortization Type” of “Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, and (ii) which does not have a stated monthly debt service amount in the applicable loan agreement Mortgage Loan Source Document (each, a “Recalculated Amortizing Mortgage Loan and

c.	Each Mortgage Loan with an “Amortization Type” of “Interest Only,” as shown on the Preliminary Mortgage Loan Data File (each, an “Interest Only Mortgage Loan”), which are described in the succeeding paragraphs of this Note 7., CoreVest, on behalf of the Depositor, instructed us to use the stated monthly debt service amount that is shown in the applicable loan agreement Mortgage Loan Source Document.

Exhibit 9 to Attachment A

Notes: (continued)

7. (continued)

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Recalculated Amortizing Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic using the “PMT” function in Microsoft Excel and the:
a.	Mortgage Loan Initial Funded Amount ($), as shown on the Preliminary Mortgage Loan Data File,
b.	Interest Rate, as shown on the Preliminary Mortgage Loan Data File (adjusted as described in the succeeding paragraph of this Note 7) and
c.	Principal amortization period, as shown in the loan agreement Mortgage Loan Source Document of each Recalculated Amortizing Mortgage Loan.

For the purpose of the “Monthly Debt Service ($)” recalculation described above for each Recalculated Amortizing Mortgage Loan, all of which have an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to multiply the “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, by a fraction equal to 365/360.

In addition to comparing the recalculated “Monthly Debt Service ($)” for each Recalculated Amortizing Mortgage Loan to the corresponding information on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, also instructed us to compare the “Monthly Debt Service ($)” for each Recalculated Amortizing Mortgage Loan, as shown on the Preliminary Mortgage Loan Data File, to the corresponding information on the servicing report Mortgage Loan Source Document.  All such compared information was in agreement.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Interest Only Mortgage Loan, all of which have an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic as 1/12th of the product of:
a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, and
c.	365/360.

For the 19547 Mortgage Loan, CoreVest, on behalf of the Depositor, provided us with a PDF file labeled “030297772 Nerwirv One, LLC- Updated terms Letter (2).pdf” and instructed us to use the debt service payment amount indicated on this file for the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic.

Exhibit 9 to Attachment A

Notes: (continued)

8.
For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for each Mortgage Loan with an “Amortization Type” of “Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “IO Term (months)” Compared Mortgage Loan Characteristic.

For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for each Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the “Original Term to Maturity (months)” (as defined in Item 17. of Attachment A), as shown on the Preliminary Mortgage Loan Data File, for the “IO Term (months)” Compared Mortgage Loan Characteristic.

9.	For certain Mortgage Loans, the loan agreement Mortgage Loan Source Document contains:
a.	A definition for “Par Prepayment Date,” which is shown as a certain “Payment Date” (e.g., the 114th Payment Date),
b.	A definition for “Payment Date,” which is defined as “with respect to each Interest Accrual Period, the ninth (9th) day of the calendar month immediately succeeding such Interest Accrual Period” and
c.
A definition for “Interest Accrual Period,” which is defined as “each period from and including the first day of a calendar month through and including the last day of such calendar month.  Notwithstanding the foregoing, the first Interest Accrual Period shall commence on and include the Closing Date.”

For the purpose of comparing the:
a.	Prepayment Provision,
b.	Original Yield Maintenance Period and
c.	Open Period
Compared Mortgage Loan Characteristics for each Mortgage Loan described in the preceding paragraph, CoreVest, on behalf of the Depositor, instructed us to assume that for the purpose of determining the “Par Prepayment Date,” the first “Payment Date” is the 9th day of the calendar month which follows the calendar month in which the “Closing Date” occurs (the “Stub Payment Date”) even though:
i.	There will not be a debt service payment made on the Stub Payment Date and
ii.
The “First Payment Date” of the Mortgage Loan, as shown on the Preliminary Mortgage Loan Data File, will be the 9th day of the second calendar month which follows the calendar month in which the “Closing Date” occurs.

Exhibit 9 to Attachment A

Notes: (continued)

9. (continued)

For the Mortgage Loans identified on the Preliminary Mortgage Loan Data File with Loan IDs of:
a.	“25003” (the “25003 Mortgage Loan”) and
b.	“25841” (the “25841 Mortgage Loan”),
the related loan agreement Mortgage Loan Source Documents indicate:
i.	With respect to the 25003 Mortgage Loan, a prepayment penalty period of 52 payments and an open period of eight (8) payments and
ii.	With respect to the 25841 Mortgage Loan, a prepayment penalty period of 112 payments and an open period of eight (8) payments and both of the related loan agreement Mortgage Loan Source Documents contain the following defined terms:

"Prepayment Premium" means the Yield Maintenance Premium, provided that for the first 5% of the Loan Amount prepaid in total in any Loan Year, the Prepayment Premium shall be equal to one percent (1%) of the principal amount of the Loan prepaid (the "1% Prepayment Rate"), with the Yield Maintenance Premium applying only to the principal amount of the Loan, if any, prepaid in excess of such 5% amount in any Loan Year. The foregoing notwithstanding, if the principal amount of the Loan prepaid in any Loan Year is less than 5% of the Loan Amount, the percentage shortfall shall be added to the percentage available for the following Loan Year, on a cumulative basis, and the Yield Maintenance Premium shall apply only to the principal amount of the Loan prepaid in excess of such higher percentage. For example, if the principal amount of the Loan prepaid in the first Loan Year is 2% of the Loan Amount, then 8% of the Loan Amount could be prepaid in the second Loan Year for the 1% Prepayment Premium and, if 6% of the Loan Amount were then prepaid in the second Loan Year, 7% of the Loan Amount could be prepaid for the 1% Prepayment Premium in the third Loan Year. The foregoing notwithstanding, (a) any prepayments of the principal amount of the Loan in excess of 5% ( or such greater percentage as may be applicable as provided above) of the Loan Amount in any Loan Year shall not reduce the percentage of the Loan Amount available for prepayment at the 1% Prepayment Rate in any succeeding year(s) but shall as set forth above be subject to the Yield Maintenance Premium, (b) any prepayments of the principal amount of the Loan to which the Prepayment Premium is not applicable, including pursuant to Section 3.7(a), shall not reduce the percentage of the Loan Amount available for prepayment at the 1% Prepayment Rate, and (c) if an Event of Default exists, the 1% Prepayment Premium shall not apply and the Prepayment Premium shall be equal to the Yield Maintenance Premium for all prepayments of principal amounts of the Loan.

Exhibit 9 to Attachment A

Notes: (continued)

9. (continued)

"Yield Maintenance Premium" means an amount determined by Lender to be equal to the greater of (a) one percent (1%) of the principal amount of the Loan prepaid and (b) the excess, if any, of (i) the sum of the present values of all then-scheduled payments of principal and interest on the principal amount of the Loan being prepaid through the Maturity Date (including a balloon payment on the Maturity Date of the remaining principal on the Maturity Date), with each such payment discounted to its present value at the date of prepayment at the rate which, when compounded monthly, is equivalent to the Prepayment Rate when compounded semi-annually, and deducting from the sum of such present values any interest paid for the period from the date of prepayment to the next succeeding Payment Date in the event such payment is not made on a Payment Date, over (ii) the principal amount of the Loan being prepaid.

For the purpose of comparing the “Prepayment Provision” Compared Mortgage Loan Characteristic for the 25003 Mortgage Loan and 25841 Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use:
a.	“1% (up to 5% of OPB per year) and YM (over 5% of OPB per year)/52_0%/8” for the 25003 Mortgage Loan and
b.	“1% (up to 5% of OPB per year) and YM (over 5% of OPB per year)/112_0%/8” for the 25841 Mortgage Loan.

10.
For the purpose of comparing the “Original Yield Maintenance Period” Compared Mortgage Loan Characteristic for each Mortgage Loan that can be prepaid with yield maintenance, as shown in the applicable loan agreement Mortgage Loan Source Document (each, a “Yield Maintenance Mortgage Loan”), we were instructed by CoreVest, on behalf of the Depositor, to include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Yield Maintenance Mortgage Loan on which the borrower is required to remit a yield maintenance payment in connection with a voluntary prepayment of the Yield Maintenance Mortgage Loan in the “Original Yield Maintenance Period” of the Yield Maintenance Mortgage Loan (in accordance with the additional instructions provided by CoreVest, on behalf of the Depositor, which are described in Note 9 above, as applicable), as shown in the applicable loan agreement Mortgage Loan Source Document.

For each Mortgage Loan that is not a Yield Maintenance Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Original Yield Maintenance Period” characteristic.

For the purpose of comparing the “Open Period” Compared Mortgage Loan Characteristic for each Mortgage Loan, we were instructed by CoreVest, on behalf of the Depositor, to include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Mortgage Loan on which the borrower can voluntarily prepay the Mortgage Loan without the payment of a yield maintenance payment or a prepayment premium in the “Open Period” of the Mortgage Loan (in accordance with the additional instructions provided by CoreVest, on behalf of the Depositor, which are described in Note 9 above, as applicable), as shown in the applicable loan agreement Mortgage Loan Source Document.

Exhibit 9 to Attachment A

Notes: (continued)

11.
For the purpose of comparing the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic for each Mortgage Loan that references a “Permitted Mezzanine Loan” in the loan agreement Mortgage Loan Source Document, as applicable, we were instructed by CoreVest, on behalf of the Depositor, to assume that this “Permitted Mezzanine Loan” debt does not constitute additional debt that may be placed by the borrower on the collateral that secures the Mortgage Loan, and to use “N” for the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic.

12.	For the purpose of comparing the “Lockbox Type” Compared Mortgage Loan Characteristic, CoreVest, on behalf of the Depositor, instructed us to use the following definitions:

a.
Springing – As of the origination date of the Mortgage Loan, the borrower and/or related property manager is required to deposit any rent it receives in a rent deposit account or restricted account, as applicable.  Upon the occurrence of an event of default or certain trigger events as described in the loan agreement Mortgage Loan Source Document, the lender requires or has the option to require the borrower to direct tenants to deposit funds directly to a lockbox account or restricted account, as applicable.

b.	N/A – As of the origination date of the Mortgage Loan, either:
i.	The borrower or the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt,
ii.
The borrower or the related property manager is required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt, however, there are no requirements for the borrower to direct tenants to deposit funds directly to a rent deposit account upon the occurrence of an event of default or certain trigger events as described in the loan agreement Mortgage Loan Source Document, or

iii.
The borrower of the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt. Upon the occurrence of an event of default or certain trigger events as described in the loan agreement Mortgage Loan Source Document, the lender has the option to require the borrower to direct tenants to deposit funds directly to an account designated by the lender or to such other third party as directed by the lender.

Exhibit 9 to Attachment A

Notes: (continued)

13.	For the purpose of comparing the “Cash Management Type” Compared Mortgage Loan Characteristic, CoreVest, on behalf of the Depositor, instructed us to use the following definitions:

a.
Springing – Prior to an event of default or certain trigger events that are described in the loan agreement Mortgage Loan Source Document, all cash on deposit in a rent deposit account is released periodically to the borrower.  Upon the occurrence an event of default or certain trigger events that are described in the loan agreement Mortgage Loan Source Document, all cash on deposit in the rent deposit account will be swept to a lender controlled cash management account and will be applied in accordance with the terms of the loan agreement Mortgage Loan Source Document.

b.
Hard – As of the origination date of the Mortgage Loan, all cash on deposit in the rent deposit account is swept to a lender controlled cash management account and is applied in accordance with the terms of the loan agreement Mortgage Loan Source Document.

c.	N/A – In accordance with the terms of the loan agreement Mortgage Loan Source Document, no cash management account is required to be established during the term of the related Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions, methodologies and exceptions provided by CoreVest, on behalf of the Depositor, that are described in the notes above.

Exhibit 10 to Attachment A

Provided Mortgage Loan Characteristics

Characteristic
Loan ID
Closed (Y/N)
Prefunding (Y/N)
Loan Seller
Loan Owner
Loan Purpose
Refinance Type
Loan
Next Due Date
Lien Position
Cut Off Date Value ($)
Recourse to Borrower (Full, Partial, Carve-out, None)
Number of Units
Occupancy as of Date
Rent Rolls Required as of 6/30 (Y/N)
Rent Rolls (Y/N)
Frequency of Rent Rolls
Operating Statement (Y/N)
Frequency of Operating Statements
Property Manager
Property Manager Type
Servicer
Servicing Fee ($)
Servicing Fee Rate
Trustee/Note Administrator Fee Rate
CREFC® License Fee Rate
Special Servicing Fee
Property Management Consultant Fee
Operating Statement Required as of 6/30 (Y/N)
Rank Loan Number

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Mortgage Loan Characteristics.